UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2018

Date of reporting period:	3/31/2018

Item 1. Schedule of Investments

VCA-2

Schedule of Investments

as of March 31, 2018 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Aerospace & Defense — 4.4%
Boeing Co. (The)	23,014	$7,545,830
United Technologies Corp.	22,886	2,879,517

		10,425,347

Air Freight & Logistics — 0.9%
Fedex Corp.	8,943	2,147,304

Banks — 12.7%
Bank of America Corp.	196,078	5,880,379
BB&T Corp.	68,120	3,544,965
Citigroup, Inc.	55,296	3,732,480
JPMorgan Chase & Co.	79,519	8,744,704
PNC Financial Services Group, Inc. (The)	29,716	4,494,248
SunTrust Banks Inc.	18,202	1,238,464
Wells Fargo & Co.	43,273	2,267,938

		29,903,178

Biotechnology — 0.7%
Vertex Pharmaceuticals, Inc.*	9,848	1,605,027

Building Products — 0.7%
Johnson Controls International PLC	44,646	1,573,325

Capital Markets — 3.1%
Goldman Sachs Group, Inc. (The)	26,116	6,577,576
Lazard Inc.	12,771	671,244

		7,248,820

Chemicals — 1.9%
DowDuPont, Inc.	37,743	2,404,607
FMC Corp.	27,270	2,088,064

		4,492,671

Communications Equipment — 1.3%
Cisco Systems, Inc.	70,571	3,026,790

Consumer Finance — 2.5%
Capital One Financial Corp.	34,781	3,332,715
SLM Corp.*	225,002	2,522,272

		5,854,987

Containers & Packaging — 0.8%
Sealed Air Corp.	44,023	1,883,744

Electric Utilities — 2.5%
American Electric Power Co., Inc.	41,935	2,876,322
Exelon Corp.	79,998	3,120,722

		5,997,044

Electrical Equipment — 1.6%
Eaton Corp. PLC	26,662	2,130,560
Emerson Electric Co.	23,533	1,607,304

		3,737,864

Electronic Equipment, Instruments & Components — 1.0%
Flex Ltd.*	147,578	2,409,949

Energy Equipment & Services — 1.2%
Halliburton Co.	59,687	2,801,709

Equity Real Estate Investment Trust (REITs) — 0.9%
American Tower Corp.	15,185	2,206,989

Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	34,030	3,027,649

Food Products — 2.0%
Conagra Brands, Inc.	69,041	2,546,232
Mondelez International, Inc. (Class A Stock)	52,353	2,184,691

		4,730,923

Health Care Equipment & Supplies — 1.0%
Zimmer Biomet Holdings, Inc.	21,520	2,346,541

Health Care Providers & Services — 2.5%
Cigna Corp.	8,495	1,424,951
Laboratory Corp. of America Holdings*	15,359	2,484,318
UnitedHealth Group, Inc.	9,807	2,098,698

		6,007,967

Hotels, Restaurants & Leisure — 3.8%
Carnival Corp.	31,400	2,059,212
Hyatt Hotels Corp. (Class A Stock)	26,903	2,051,623
Marriott International, Inc. (Class A Stock)	21,876	2,974,698
McDonald’s Corp.	11,805	1,846,066

		8,931,599

Household Products — 1.1%
Procter & Gamble Co. (The)	32,353	2,564,946

Insurance — 3.0%
Brighthouse Financial, Inc.*	23,499	1,207,849
Chubb Ltd. (Switzerland)	24,186	3,307,919
MetLife, Inc.	53,934	2,475,031

		6,990,799

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.*	3,034	4,391,230
Netflix, Inc.*	12,699	3,750,650

		8,141,880

Internet Software & Services — 6.8%
Alibaba Group Holding Ltd. (China), ADR*	21,093	3,871,409
Alphabet, Inc. (Class A Stock)*	5,032	5,218,888
eBay, Inc.*	41,301	1,661,952
Facebook, Inc. (Class A Stock)*	13,079	2,089,893
Tencent Holdings Ltd. (China), ADR	59,689	3,180,827

		16,022,969

IT Services — 3.6%
DXC Technology Co.	20,605	2,071,421
PayPal Holdings, Inc.*	36,597	2,776,614
Visa, Inc. (Class A Stock)	29,537	3,533,216

		8,381,251

Media — 2.7%
Comcast Corp. (Class A Stock)	67,165	2,295,028
Liberty Global PLC (United Kingdom) (Class C Stock)*	62,689	1,907,626
Twenty-First Century Fox, Inc. (Class A Stock)	58,578	2,149,227

		6,351,881

Oil, Gas & Consumable Fuels — 5.6%
Anadarko Petroleum Corp.	31,210	1,885,396
Chevron Corp.	34,224	3,902,905
Noble Energy, Inc.	43,264	1,310,899
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	56,785	3,623,451
Suncor Energy, Inc. (Canada)	72,580	2,506,913

		13,229,564

Pharmaceuticals — 5.9%
Allergan PLC	11,287	1,899,489
Bristol-Myers Squibb Co.	66,526	4,207,769
Eli Lilly & Co.	32,392	2,506,169
Merck & Co., Inc.	30,294	1,650,114
Pfizer, Inc.	101,984	3,619,412

		13,882,953

Road & Rail — 1.1%
Union Pacific Corp.	19,394	2,607,135

Semiconductors & Semiconductor Equipment — 3.8%
Broadcom Ltd.	21,534	5,074,487
NVIDIA Corp.	6,207	1,437,479
Texas Instruments, Inc.	23,572	2,448,895

		8,960,861

Software — 7.1%
Adobe Systems, Inc.*	18,097	3,910,400
Microsoft Corp.	70,018	6,390,543
PTC, Inc.*	30,290	2,362,923
salesforce.com, Inc.*	34,935	4,062,940

		16,726,806

Specialty Retail — 1.2%
Home Depot, Inc.	15,483	2,759,690

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	27,533	4,619,487

Textiles, Apparel & Luxury Goods — 1.8%
Kering SA (France)	3,187	1,523,914
Tapestry, Inc.	51,441	2,706,311

		4,230,225

Wireless Telecommunication Services — 1.1%
Vodafone Group PLC (United Kingdom), ADR	90,778	2,525,444

TOTAL COMMON STOCKS (cost $153,875,698)		228,355,318

SHORT-TERM INVESTMENT — 2.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $4,929,203)(a)	4,929,203	4,929,203

TOTAL INVESTMENTS — 99.2% (cost $158,804,901)		233,284,521
Liabilities in excess of other assets — 0.8%		1,977,602

NET ASSETS — 100%		$235,262,123

The following abbreviation is used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$10,425,347	$—	$—
Affiliated Mutual Fund	4,929,203	—	—
Air Freight & Logistics	2,147,304	—	—
Banks	29,903,178	—	—
Biotechnology	1,605,027	—	—
Building Products	1,573,325	—	—
Capital Markets	7,248,820	—	—
Chemicals	4,492,671	—	—
Communications Equipment	3,026,790	—	—
Consumer Finance	5,854,987	—	—
Containers & Packaging	1,883,744	—	—
Electric Utilities	5,997,044	—	—
Electrical Equipment	3,737,864	—	—
Electronic Equipment, Instruments & Components	2,409,949	—	—
Energy Equipment & Services	2,801,709	—	—
Equity Real Estate Investment Trust (REITs)	2,206,989	—	—
Food & Staples Retailing	3,027,649	—	—
Food Products	4,730,923	—	—
Health Care Equipment & Supplies	2,346,541	—	—
Health Care Providers & Services	6,007,967	—	—
Hotels, Restaurants & Leisure	8,931,599	—	—
Household Products	2,564,946	—	—
Insurance	6,990,799	—	—
Internet & Direct Marketing Retail	8,141,880	—	—
Internet Software & Services	16,022,969	—	—
IT Services	8,381,251	—	—
Media	6,351,881	—	—
Oil, Gas & Consumable Fuels	13,229,564	—	—
Pharmaceuticals	13,882,953	—	—
Road & Rail	2,607,135	—	—
Semiconductors & Semiconductor Equipment	8,960,861	—	—
Software	16,726,806	—	—
Specialty Retail	2,759,690	—	—
Technology Hardware, Storage & Peripherals	4,619,487	—	—
Textiles, Apparel & Luxury Goods	4,230,225	—	—
Wireless Telecommunications Services	2,525,444	—	—

Total	$233,284,521	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Account holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Account’s foreign investments may change on days when investors cannot purchase or redeem Account shares.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Account’s Statement of Net Assets.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Account Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 16, 2018

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date May 16, 2018

*	Print the name and title of each signing officer under his or her signature.